Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest Expense.
Interest cost capitalized	$ 0	¥ 0	¥ 0	¥ 0
Interest cost charged to expense	1,277	8,892	9,766	9,453
Interest cost incurred	$ 1,277	¥ 8,892	¥ 9,766	¥ 9,453